MFS(R) CONSERVATIVE ALLOCATION FUND
                         MFS(R) MODERATE ALLOCATION FUND
                          MFS(R) GROWTH ALLOCATION FUND
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                        Supplement to Current Prospectus

On February 24, 2004, the Board of Trustees approved MFS' proposal to reduce the management fees (through February 28, 2009) paid by certain funds in the MFS Family of Funds ("Underlying Funds"), in which the above-referenced funds (the "Asset Allocation Funds") invest as part of their asset allocation investment program. The estimated expense ratios of the Asset Allocation Funds are in large part based on the expense ratios of the Underlying Funds, and therefore these management fee reductions have the effect of reducing the estimated expense ratios of the Asset Allocation Funds. Taking into account these management fee reductions for the Underlying Funds, the last two rows of each of the "Annual Fund Operating Expenses" tables under the section entitled "Expense Summary" in the Asset Allocation Funds' prospectus would read as follows:

1.  MFS Conservative Allocation Fund

                                                               Class A     Class B      Class C     Class R1       Class R2
                                                               -------     -------      -------     --------       --------
    Estimated Indirect Expenses of Underlying Funds(6)           0.68%      0.68%        0.68%        0.68%        0.68%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.13%      1.78%        1.78%        1.28%        1.53%

                                                               Class 529A        Class 529B        Class 529C
                                                               ----------        ----------        ----------
    Estimated Indirect Expenses of Underlying Funds(6)           0.68%             0.68%             0.68%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.38%             2.03%             2.03%


2.  MFS Moderate Allocation Fund
                                                               Class A     Class B      Class C     Class R1       Class R2
                                                               -------     -------      -------     --------       --------

    Estimated Indirect Expenses of Underlying Funds(6)           0.81%      0.81%        0.81%        0.81%        0.81%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.26%      1.91%        1.91%        1.41%        1.66%

                                                               Class 529A        Class 529B        Class 529C
                                                               ----------        ----------        ----------
    Estimated Indirect Expenses of Underlying Funds(6)           0.81%             0.81%             0.81%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.51%             2.16%             2.16%


3.  MFS Growth Allocation Fund

                                                               Class A     Class B      Class C     Class R1       Class R2
                                                               -------     -------      -------     --------       --------
    Estimated Indirect Expenses of Underlying Funds(6)           0.96%      0.96%        0.96%        0.96%        0.96%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.41%      2.06%        2.06%        1.56%        1.81%

                                                               Class 529A        Class 529B        Class 529C
                                                               ----------        ----------        ----------
    Estimated Indirect Expenses of Underlying Funds(6)           0.96%             0.96%             0.96%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.66%             2.31%             2.31%

4.  MFS Aggressive Growth Allocation Fund

                                                               Class A     Class B      Class C     Class R1       Class R2
                                                               -------     -------      -------     --------       --------
    Estimated Indirect Expenses of Underlying Funds(6)           1.06%      1.06%        1.06%        1.06%        1.06%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.51%      2.16%        2.16%        1.66%        1.91%

                                                              Class 529A        Class 529B        Class 529C
                                                               ----------        ----------        ----------
    Estimated Indirect Expenses of Underlying Funds(6)           1.06%             1.06%             1.06%
Total Annual Fund and Underlying Funds Operating Expenses(7)     1.76%             2.41%             2.41%



(6) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.

(7) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of the fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.



MFS agreed to reduce these Underlying Funds' management fees, effective March 1, 2004 and continuing through February 28, 2009, as part of its settlement with the New York Attorney General concerning market timing and related matters.



                  The date of this supplement is June 4, 2004.